OTHER ASSETS, NET	9 Months Ended
Sep. 30, 2025
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
OTHER ASSETS, NET	OTHER ASSETS, NET
The following table presents the components of other assets (in thousands):

	December 31,
	2024	2023
Notes receivable, net of $26.1 million allowance for credit losses as of December 31, 2024 and $23.2 million as of December 31, 2023	$51,189	$46,256
Right of use asset	15,478	15,684
Exchange memberships and stock, at cost	3,829	3,829
Prepaid membership fees	4,000	3,000
Deferred IPO costs	5,978	5,406
Other	1,253	842
Total other assets, net	$81,727	$75,017
Deferred IPO costs consist of costs incurred in connection with the proposed sale of the Company’s common stock in an initial public offering, including certain legal, accounting, and other IPO-related costs.
The notes receivable relates to the consolidated audit trail (“CAT”), which involves the creation of an audit trail to enhance regulators' ability to monitor trading activities in the U.S. markets through a phased implementation. The funding for the development and operation of the CAT was provided by the Self-Regulatory Organizations (“SROs”), which include the Company's exchanges and by broker-dealers in exchange for promissory notes, a portion of which were expected to be repaid by Consolidated Audit Trail, LLC (“CAT LLC”).
On September 6, 2023, the SEC issued an order approving a revised CAT funding model calculated based on the share of transactions executed. The funding model consists of two categories: (i) CAT fees assessed to executing brokers to recover a portion of historical CAT costs previously paid by the SROs; and (ii) CAT fees assessed to executing brokers and SROs to fund prospective CAT costs (the “prospective fee”). During the first week of January 2024, the SROs submitted fee filings with the SEC to implement the applicable transaction-based fee rates that are to be assessed to executing brokers to recover a portion of historical CAT costs incurred prior to 2022 and use the collected funds to repay a portion of the promissory notes to the SROs. On January 17, 2024, the SEC issued orders suspending each SRO’s fee filing and instituting proceedings to determine whether to approve or disapprove the fees, as published in the Federal Register on February 13, 2024.
In August 2024, the SROs submitted fee filings again with the SEC to implement fees to cover the recover portion of historical CAT costs incurred prior to 2022. Effective October 1, 2024, CAT LLC began collecting fees from executing brokers on behalf of the SROs and from December 2024, has started remitting funds collected from the industry members to the SROs to pay back the promissory notes issued prior to January 1, 2022. Additional historical fees to recover historical cost incurred between January 1, 2022 and July 15, 2024 are planned to be introduced at a later time through separate fee filings submitted by the SROs. Once the CAT fee related to ongoing prospective CAT costs becomes effective, SROs are no longer expected to issue promissory notes to fund CAT.
The SROs submitted another fee filing in August 2024 with the SEC to implement the applicable transaction-based fee rates which are predetermined by CAT LLC to cover a portion of prospective CAT costs, effective as of September 3, 2024. The prospective fee will continue to fund CAT LLC's operations. In November 2024, CAT LLC started invoicing the SROs and the executing brokers for their respective portion of the prospective fee. The Company does not expect to issue additional promissory notes to fund CAT as CAT LLC has begun collecting the prospective fees.
On October 17, 2023, certain parties filed a legal challenge in court against the SEC’s order above. On April 16, 2024, a putative class action was filed alleging, that the SEC engaged in unlawful agency action and violated multiple provisions of the U.S. Constitution when mandating the creation and funding of the CAT. These challenges or any other litigation related to the CAT funding model may significantly delay its implementation. As a result, SROs may continue to incur additional CAT costs and/or it may result in SROs not being able to collect on the promissory notes related to the CAT funding.
The following table presents the change in the notes receivable, net of allowance for the notes receivable as of December 31, 2024 and 2023 (in thousands):

Balance at December 31, 2022	$32,786
Notes issued, net of allowance for credit losses	13,470
Repayments	—
Balance at December 31, 2023	46,256
Notes issued, net of allowance for credit losses	5,786
Repayments	(853)
Balance at December 31, 2024	$51,189
The allowance for notes receivable associated with CAT is calculated primarily based on the structure of the notes and potential outcomes under the CAT funding model.
The following represents the change in allowance for notes receivable for the year ended December 31, 2024 (in thousands):

Balance at January 1, 2024	$(23,176)
Provision for uncollectible amount	(2,892)
Write-offs charged against the allowance	—
Recoveries collected	—
Balance at December 31, 2024	$(26,068)
OTHER ASSETS, NET
The following table presents the components of other assets (in thousands):

	September 30, 2025	December 31, 2024
Notes receivable, net of $26.1 million allowance for credit losses as of September 30, 2025 and as of December 31, 2024	$42,577	$51,189
Right of use asset	16,694	15,478
Exchange memberships and stock, at cost	3,829	3,829
Prepaid membership fees	4,000	4,000
Deferred IPO costs	—	5,978
Other	1,302	1,253
Total other assets, net	$68,402	$81,727
Deferred IPO costs consist of costs incurred in connection with the IPO, including certain legal, accounting, and other IPO related costs. The Company reclassified the outstanding deferred offering costs of $9.6 million to additional paid-in capital in the condensed consolidated balance sheet as of September 30, 2025 as a reduction of the net proceeds received from the IPO.
The notes receivable relates to the Consolidated Audit Trail (“CAT”), which involves the creation of an audit trail to enhance regulators’ ability to monitor trading activities in the U.S. markets through a phased implementation. The funding for the development and operation of the CAT was provided by the Self-Regulatory Organizations (“SROs”), which include the Company’s exchanges and by broker-dealers in exchange for promissory notes, a portion of which were expected to be repaid by Consolidated Audit Trail, LLC (“CAT LLC”).
In 2016, the SEC approved a plan to establish CAT to improve regulators’ ability to monitor trading activity. Each of the MIAX Exchanges is a participant in the CAT NMS Plan, which governs the collection, consolidation, and retention of all information reported to CAT pursuant to Securities Exchange Act of 1934, as amended (the “Exchange Act”) Rule 613 for securities listed on the MIAX Exchanges. In 2018, the first phase of CAT went live and required SRO participants to begin reporting to the CAT. The SRO participants jointly own a limited liability company, CAT LLC, which conducts the activities of the CAT. Implementation and operation of the CAT has resulted in significant expenditures by the MIAX Exchanges.
On September 6, 2023, the SEC approved a revised funding model (“2023 Funding Order”), called the “Executed Share Model,” for the SRO participants and the industry to share CAT costs. The Executed Share Model establishes a framework that SRO plan participants may use to recover the costs to create, develop, and maintain the CAT, as well as a method for allocating CAT costs among the SRO participants and the industry. Prior to the effectiveness of the Executed Share Model, funding was provided solely by the SROs, partly in exchange for promissory notes.
Under the Executed Share Model, the SRO participants were able to submit filings pursuant to Section 19(b) of the Exchange Act to impose fees on the industry members. Details of the fees, including the budgeted prospective CAT costs and certain of the costs previously covered entirely by the SRO participants, were required to be provided in those Section 19(b) filings. On October 17, 2023, the Executed Share Model was challenged in the 11th Circuit U.S. Court of Appeals (“11th Circuit”).
In August 2024, the SRO participants submitted filings with the SEC to recoup certain historical CAT costs incurred prior to January 1, 2022, and prospective CAT costs from July 26, 2024, through December 31, 2024. These filings have been published and are effective. In December 2024, the SROs submitted filings with the SEC to recoup certain prospective CAT costs from January 1, 2025, through June 30, 2025. In June 2025, the SROs submitted filings with the SEC to recoup certain prospective CAT costs from July 1, 2025, through December 31, 2025. On July 25, 2025, the 11th Circuit issued an opinion that the Executed Share Model is arbitrary and in violation of the Administrative Procedures Act. The 11th Circuit thus vacated the 2023 Funding Order, stayed the decision for sixty days after issuance of the mandate, and remanded the matter to the SEC for further proceedings consistent with their opinion. On September 30, 2025, the SEC issued an order allowing the SRO participants to reduce CAT operating costs while retaining the CAT’s core regulatory functionality. The deadline for the SEC to act is November 29, 2025. Absent some change, the MIAX Exchanges could be required to stop charging both historical and prospective CAT fees should the SEC not issue a revised funding order. As a result, the SROs, including the MIAX Exchanges, may continue to incur significant costs and not be reimbursed for prospective and historical CAT
On April 16, 2024, other plaintiffs petitioned the United States District Court for the Western District of Texas Waco Division to completely shut down CAT based on constitutional grounds (“Waco Case”). The Waco Case is still pending, and may result in the CAT SRO participants being unable to recoup any CAT costs, as well as incurring addition costs related to CAT.
The following table presents the change in the notes receivable, net of allowance for the notes receivable for the nine months ended September 30, 2025 (in thousands):

Balance at December 31, 2024	$51,189
Notes issued, net of allowance for credit losses	—
Repayments	(8,612)
Balance at September 30, 2025	$42,577
The allowance for notes receivable associated with CAT is calculated primarily based on the structure of the notes and potential outcomes under the CAT funding model.
The following represents the change in allowance for notes receivable for the nine months ended September 30, 2025 (in thousands):

Balance at December 31, 2024	$(26,068)
Provision for uncollectible amount	—
Write-offs charged against the allowance	—
Recoveries collected	—
Balance at September 30, 2025	$(26,068)